Operating Leases	12 Months Ended
Dec. 31, 2025
Operating Leases [Abstract]
Operating leases
9.	Operating leases

The Group has leased office premise under non-cancellable operating lease agreements. This lease has rental terms and renewal rights. The discount rate is 3.60%.

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	As of December 31,
	2024	2025
	USD	USD
Right-of-use asset, net	$148,589	$71,826

Lease liability, current	83,757	65,593
Lease liability, non-current	62,842	-
Total lease liability	$146,599	$65,593

The components of lease expenses were as follows:

	For the years ended December 31,
	2024	2025
Lease cost
Amortization of right-of-use assets	$85,787	$83,838
Interest of operating lease liabilities	2,379	3,881
Total	$88,166	$87,719

For the year ended December 31, 2024 and 2025, the short-term lease cost amounted to $21,370 and $ 18,137, respectively.

The following table reconciles the undiscounted cash flows of the Group leases as of December 31, 2025 to the present value of its operating lease payments:

For the year ending December 31	USD
2026	66,482
Total undiscounted operating lease payments	66,482
Less: imputed interest	(889)
Present value of lease liability	65,593